IFRS 7 Disclosure - Market Risk - Structural Balance Sheet Interest Rate Sensitivity (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Hundred basis point increase [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	$ (1,848.6)	$ (990.2)
Pre tax earnings sensitivity over the next twelve month	304.5	498.9
Hundred basis point increase [member] | Canada [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	(872.6)
Pre tax earnings sensitivity over the next twelve month	31.0
Hundred basis point increase [member] | United States [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	(976.0)
Pre tax earnings sensitivity over the next twelve month	273.4
Hundred basis point decrease [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	1,491.6	647.9
Pre tax earnings sensitivity over the next twelve month	(325.4)	$ (595.2)
Hundred basis point decrease [member] | Canada [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	750.4
Pre tax earnings sensitivity over the next twelve month	(36.2)
Hundred basis point decrease [member] | United States [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	741.1
Pre tax earnings sensitivity over the next twelve month	$ (289.2)